Marketable Securities and Securities Investments - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Feb. 22, 2013 Olympus Corporation	Sep. 28, 2012 Olympus Corporation Tranche	Oct. 23, 2012 Olympus Corporation Tranche One	Feb. 22, 2013 Olympus Corporation Tranche Two
Investment Holdings [Line Items]
Common shares issued	1,011,950,206	1,004,638,164	1,004,636,664	1,004,571,464		34,387,900	13,100,000	21,287,900
Common stock par value						¥ 1,454
Number of tranches for capital alliance agreement						2
Investment of shares in third-party allotment							¥ 19,047	¥ 30,953
Percentage of total voting rights acquired							4.35%	7.07%
Increase in voting rights percentage					11.46%
Proceeds from sales of available-for-sale securities	143,437	177,850	532,619
Gross realized gains from available for sale securities	46,865	9,593	38,654
Gross realized loss from available for sale securities	527	1,834	2,014
Marketable securities classified as trading securities	530,787	433,491
Investment in non public companies	68,329	93,050
Net unrealized losses on trading securities			10,768
Net unrealized gains on trading securities	72,793	21,216
Total realized impairment losses on marketable securities	¥ 8,554	¥ 5,530	¥ 9,763